Shareholder Report, Line Graph (Details) 191099_Capital Advisors Growth Fund_Investor Class_TSR Annual {Investor Class} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class
Accumulated Value	$ 31,584	$ 25,597	$ 20,585	$ 25,401	$ 20,888	$ 16,189	$ 12,008	$ 12,614	$ 10,971	$ 10,000	$ 36,791
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	$ 33,786	$ 27,025	$ 21,399	$ 26,132	$ 20,304	$ 17,149	$ 13,042	$ 13,640	$ 11,196	$ 10,000	$ 39,827